Stock-Based Compensation, U.S. Cellular, Stock option rollforward schedules (Details) (U.S. Cellular, U.S. Cellular Common Shares, 2013 and 2005 Long-Term Incentive Plans, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Cellular | U.S. Cellular Common Shares | 2013 and 2005 Long-Term Incentive Plans | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	3,214,000	2,834,000	2,627,000
Exercisable options, begin of period	1,928,000	1,533,000	1,333,000
Granted options	1,213,000	677,000	694,000
Exercised options	(892,000)	(47,000)	(201,000)
Forfeited options	(574,000)	(117,000)	(83,000)
Expired options	(247,000)	(133,000)	(203,000)
Outstanding, end of period	2,714,000	3,214,000	2,834,000
Exercisable options, end of period	1,359,000	1,928,000	1,533,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 41.58	$ 43.07	$ 42.28
Options exercisable, begin of period - weighted average exercise price	$ 43.99	$ 46.23	$ 47.18
Options granted, weighted average exercise price	$ 32.45	$ 34.91	$ 44.34
Options exercised, weighted average exercise price	$ 34.78	$ 29.82	$ 32.32
Options forfeited, weighted average exercise price	$ 34.17	$ 38.45	$ 39.42
Options expired, weighted average exercise price	$ 48.35	$ 46.17	$ 49.32
Options granted, weighted average grant date fair value	$ 11.53	$ 12.61	$ 16.66
Options outstanding, end of period - weighted average exercise price	$ 42.22	$ 41.58	$ 43.07
Options exercisable, end of period - weighted average exercise price	$ 46.91	$ 43.99	$ 46.23
Aggregate intrinsic value, options exercised	$ 6,787,000	$ 205,000	$ 2,099,000
Aggregate intrinsic value, options outstanding	13,015,000
Aggregate intrinsic value, options exercisable	$ 2,632,000
Weighted average remaining contractual life, outstanding	6 years 10 months
Weighted average remaining contractual life, exercisable	4 years 7 months